ACQUISITIONS - Narrative (Details)						1 Months Ended	2 Months Ended	3 Months Ended									9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 15, 2017 USD ($)	Oct. 19, 2015 USD ($)	Oct. 01, 2015 USD ($)	Apr. 01, 2015 USD ($) product	Feb. 23, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($) business	Dec. 31, 2015 USD ($)	Oct. 01, 2017 USD ($)	Feb. 21, 2017 USD ($)	Jan. 01, 2017 USD ($)	Oct. 01, 2016 USD ($)	Feb. 10, 2015 USD ($)
Business Combinations
Number of business combinations | business																				0	1
Goodwill							$ 18,553,000,000	$ 15,593,000,000				$ 15,794,000,000				$ 18,553,000,000	$ 18,553,000,000	$ 15,593,000,000	$ 18,553,000,000	$ 15,593,000,000	$ 15,794,000,000	$ 18,553,000,000			$ 15,794,000,000
Total revenues								2,163,000,000	$ 2,219,000,000	$ 2,233,000,000	$ 2,109,000,000	2,403,000,000	$ 2,479,000,000	$ 2,420,000,000	$ 2,372,000,000					8,724,000,000	9,674,000,000	10,447,000,000
Net (loss) income								513,000,000	$ 1,301,000,000	$ (38,000,000)	628,000,000	$ (515,000,000)	(1,218,000,000)	(302,000,000)	(374,000,000)					2,404,000,000	(2,409,000,000)	(292,000,000)
Acquisition of businesses, net of cash acquired																				0	19,000,000	15,458,000,000
Pro forma acquisition accounting adjustment on inventory sold subsequent to acquisition date																						130,000,000
Pro forma acquisition-related costs																						35,000,000
Amoun
Business Combinations
Aggregate purchase price		$ 906,000,000
Payments to acquire business, cash		847,000,000
Acquisition-related contingent consideration		75,000,000
Acquisition of businesses, contingent consideration at fair value		59,000,000
Goodwill		284,000,000
Total revenues							48,000,000
Net (loss) income							(9,000,000)
Identifiable intangible assets, excluding acquired IPR&D		520,000,000
Amoun | Product brands
Business Combinations
Identifiable intangible assets, excluding acquired IPR&D		$ 480,000,000
Weighted-average useful lives		9 years
Amoun | Other Income (Expense)
Business Combinations
Payments to employees																						12,000,000
Sprout
Business Combinations
Aggregate purchase price			$ 1,447,000,000
Acquisition-related contingent consideration			422,000,000
Acquisition of businesses, contingent consideration at fair value			495,000,000
Goodwill			770,000,000
Net (loss) income																(37,000,000)
Aggregate purchase price						$ 530,000,000									$ 500,000,000
Contingent consideration commencement, sales revenue			1,000,000,000
Identifiable intangible assets, excluding acquired IPR&D			$ 994,000,000
Sprout | Product brands
Business Combinations
Weighted-average useful lives			11 years
Salix
Business Combinations
Aggregate purchase price				$ 13,132,000,000
Payments to acquire business, cash				11,329,000,000
Goodwill				8,280,000,000									5,128,000,000										$ 5,127,000,000			$ 5,128,000,000
Total revenues																	1,276,000,000
Net (loss) income																	(302,000,000)
Identifiable intangible assets, excluding acquired IPR&D				$ 6,756,000,000
Number of products in product portfolio (more than) | product				20
Cash consideration paid for non-vested stock units				$ 165,000,000
Fair value of capped call transactions and convertible bond hedge				1,270,000,000
Accrual for contingent liability				336,000,000
Accrual for returns and rebates				375,000,000
Possible contingent consideration				650,000,000
Contingent consideration				334,000,000
Aggregate purchase price, net								1,389,000,000					14,066,000,000					1,389,000,000		1,389,000,000			$ 13,404,000,000			$ 14,087,000,000
Salix | Development and Sales Based Milestones
Business Combinations
Possible contingent consideration				$ 250,000,000
Milestone payments													$ 50,000,000
Salix | In Process Research and Development | Minimum
Business Combinations
Discount rate				9.50%
Salix | In Process Research and Development | Maximum
Business Combinations
Discount rate				11.00%
Salix | Term Loan B Facility
Business Combinations
Liabilities assumed				$ 1,125,000,000
Salix | Senior Notes 6.00% Due 2021
Business Combinations
Liabilities assumed				$ 842,000,000
Stated interest rate				6.00%
Salix | Convertible Notes 1.5% Due March 2019
Business Combinations
Liabilities assumed				$ 1,837,000,000
Stated interest rate				1.50%
Long-term debt				$ 1,080,000,000
Salix | Convertible Notes 2.75% Due May 2015
Business Combinations
Liabilities assumed				$ 1,286,000,000
Stated interest rate				2.75%
Salix | Product brands
Business Combinations
Identifiable intangible assets, excluding acquired IPR&D				$ 6,089,000,000
Weighted-average useful lives				10 years
Other 2015 Business Combinations
Business Combinations
Aggregate purchase price							1,407,000,000									1,407,000,000	1,407,000,000		1,407,000,000			1,407,000,000
Acquisition of businesses, contingent consideration at fair value																						186,000,000
Goodwill							139,000,000									139,000,000	139,000,000		139,000,000			139,000,000
Total revenues																			771,000,000
Net (loss) income																			208,000,000
Identifiable intangible assets, excluding acquired IPR&D							1,078,000,000									1,078,000,000	1,078,000,000		1,078,000,000			1,078,000,000
Other 2015 Business Combinations | Product brands
Business Combinations
Identifiable intangible assets, excluding acquired IPR&D							$ 735,000,000									$ 735,000,000	$ 735,000,000		$ 735,000,000			$ 735,000,000
Weighted-average useful lives																						7 years
Dendreon Corporation
Business Combinations
Acquisition of businesses, net of cash acquired					$ 415,000,000
Cash received from acquisition					80,000,000
Cash consideration paid for B&L’s unvested stock options					$ 50,000,000
Marathon
Business Combinations
Liabilities assumed																											$ 64,000,000
Possible contingent consideration																											200,000,000
Acquisition of businesses, net of cash acquired																				16,000,000	$ 50,000,000	$ 35,000,000
Aggregate purchase price, net																											286,000,000
Fair value of liabilities																											$ 87,000,000
Brodalumab
Business Combinations
Upfront payment						100,000,000
Brodalumab | Regulatory Milestones
Business Combinations
Possible contingent consideration						170,000,000								$ 150,000,000
Payment for contingent consideration liability	$ 130,000,000
Brodalumab | Sales Based Milestone Payments
Business Combinations
Possible contingent consideration						$ 175,000,000		$ 175,000,000										175,000,000		$ 175,000,000
EyeGate II Delivery System And EGP-437 | Sales Based Milestone Payments
Business Combinations
Possible contingent consideration																								$ 65,000,000
EyeGate II Delivery System And EGP-437 | Development and Regulatory Milestones
Business Combinations
Possible contingent consideration																								$ 34,000,000
Upfront payment											$ 4,000,000
Payment for contingent consideration liability																		$ 3,000,000